Changes In Carrying Amount Of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)
Goodwill [Line Items]
Goodwill Gross Beginning Balance	44,344	42,471	19,550
Increase in goodwill related to acquisitions	21,644	1,873	22,921
Goodwill Gross Ending Balance	65,988	44,344	42,471
Goodwill Impairment Loss Beginning Balance	(1,808)	(1,098)	(1,098)
Impairment losses recognized		(710)
Goodwill Impairment Loss Ending Balance	(1,808)	(1,808)	(1,098)
Goodwill Net Beginning Balance	42,536	41,373	18,452	10,302
Increase in goodwill related to acquisitions	21,644	1,873	22,921
Impairment losses recognized		(710)
Goodwill Net Ending Balance	64,180	42,536	41,373	$ 10,302